Basis of Presentation and Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Basis of Presentation and Summary of Significant Accounting Policies

Note 2 - Basis of Presentation and Summary of Significant Accounting Policies

Significant Accounting Policies

The accompanying interim unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and results of operations included in the Company’s Annual Report on Form 10-K and Form 10-K/A for the year ended December 31, 2024, filed with the SEC.

Refer to Note 2 to the Company’s Annual Report on Form 10-K and Form 10-K/A for a description of the Company’s significant accounting policies. The Company has included disclosures below regarding basis of presentation and other accounting policies that (i) are required to be disclosed quarterly, (ii) have material changes or (iii) the Company views as critical as of the date of this report.

Basis of Presentation

The accompanying unaudited condensed consolidated financial and do not include any adjustments that might result from the below mentioned going concern and liquidity matters.

The accompanying unaudited condensed consolidated financial statements contain all normal and recurring adjustments necessary to state fairly the consolidated financial condition, results of operations, statements of shareholders’ deficit, and cash flows of the Company for the interim periods presented. Except as otherwise disclosed, all such adjustments consist only of those of a normal recurring nature. Operating results for the three and six months ended June 30, 2025, are not necessarily indicative of the results that may be expected for the year ended December 31, 2025, or other interim periods.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to the rules and regulations of the SEC and the instructions to Form 10-Q.

Consolidation

The condensed unaudited consolidated financial statements include the accounts of SHF Holdings, Inc. and its subsidiaries. All significant intercompany balances and transactions have been eliminated.

Use of Estimates

The preparation of the unaudited condensed consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the unaudited condensed consolidated financial statements and accompanying notes. Material estimates that are particularly subject to change in the near term include the determination of the allowance for credit losses, allowance for deferred taxes, useful lives of intangibles and the fair value of financial instruments. Actual results could differ from the estimates.

Liquidity, Capital Resources and Going Concern

Liquidity refers to our ability to meet expected cash obligations, including operating costs, interest payments, and general business expenditures. As of June 30, 2025, we had cash and cash equivalents of $247,318 and a net working capital deficit of $7,381,312. We also had an accumulated deficit of $122,513,459 and cash used of $1,815,338 in operating activities during the six months ended June 30, 2025.

Pursuant to ASC 205-40, Presentation of Financial Statements – Going Concern, we evaluated whether there are conditions or events that raise substantial doubt about our ability to continue as a going concern for at least one year from the date of issuance of these unaudited condensed consolidated financial statements. Based on current financial projections, we believe substantial doubt exists regarding our ability to continue as a going concern.

Management projects that the Company will not have sufficient liquidity to continue operations, including making required interest payments under the Amended PCCU Note, see Note 9, beyond October 2025. The total outstanding balance under the Amended PCCU Note is $10,748,408. PCCU holds a senior security interest in all of the Company’s assets other than the NASDAQ listing. In the event of a payment default, and if such default is not cured within the applicable grace period, PCCU may exercise its rights under the security agreement, which could include accelerating the debt and pursuing remedies that could materially and adversely affect the Company’s operations and financial position.

The Company continues to experience reductions in depository activity, loan interest income, and fee revenue, as well as increased legal expenses related to ongoing shareholder and former employee litigation. These factors have further constrained liquidity and heightened the uncertainty surrounding our ability to sustain operations.

The Company entered into a purchase loan agreement with PCCU on July 31, 2025, for the sale of a loan receivable of $385,642 as of June 30, 2025 to PCCU. On July 31, 2025, the Company received $384,527 from PCCU for the sale of the loan, see Note 18, Subsequent Events.

Additionally, as of June 30, 2025, our stockholders’ deficit of approximately $17.9 million is $20.4 million below the $2.5 million minimum equity requirement for continued listing on The Nasdaq Capital Market under Rule 5550(b)(1). We received a deficiency notice from Nasdaq and submitted a compliance plan on May 22, 2025. Nasdaq confirmed receipt of our compliance plan but has provided no additional commentary as of the date of issuance of the financial statements. There is no assurance that the Company will regain compliance within the allowed period.

Notwithstanding these financial conditions, the Company does not anticipate any material impact to services provided to its cannabis-related business (“CRB”) clients, whose deposits are maintained with the Company’s contracted financial institutions. However, these developments could ultimately result in changes to the Company’s ownership structure.

Management’s Plan Related to Going Concern

In response to the liquidity challenges and the existence of substantial doubt about the Company’s ability to continue as a going concern, management has implemented and is pursuing a series of initiatives intended to improve the Company’s financial condition and operating flexibility.

The Company has undertaken several operational and financial restructuring measures, including:

●	Strategic partnerships aimed at expanding its service offerings to cannabis-related businesses;
●	Renegotiating terms under its Amended PCCU Note;
●	Offering stock-based compensation in lieu of cash to conserve liquidity while continuing to attract and retain key personnel and vendors;
●	Restructuring its employee base to align staffing with current operating needs; and
●	Adjusting Board of Directors’ compensation to further align interests with shareholders through equity incentives.

In addition, the Company is actively engaged in discussions with potential investors, lenders, acquirers, investment banks, and strategic partners to secure additional capital through debt and equity financing or other strategic alternatives. Management is also exploring the potential use of its Nasdaq listing as part of a broader strategy that may include digital assets or treasury-related partnerships. These discussions remain preliminary, and no assurance can be given that any such transaction will materialize.

While these plans are factored and heighted to alleviate the conditions giving rise to the going concern uncertainty, there can be no assurance that they will be successfully executed, or that any financing will be secured on acceptable terms, or at all. If the Company is unable to implement these plans or obtain sufficient funding, it may be required to curtail operations or pursue other strategic alternatives. The Company is closely monitoring its cash flows, reducing discretionary expenditures, and prioritizing liquidity preservation while continuing to assess all available strategic options.

Management remains committed to executing its business plan while addressing the Company’s liquidity needs in a timely and prudent manner.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from financial institutions, and investments with maturities of three months or less.

Revenue Recognition

The Company recognizes revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”). The core principle of ASC 606 requires that an entity recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. ASC 606 defines a five-step process to achieve this core principle including identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation.

Revenue from investment income consists primarily of fees earned on deposit accounts such as bank account charges, onboarding income, account activity fee income and other miscellaneous fees. Revenue is recorded at a point in time when the performance obligation is satisfied, and no contingencies exist

Revenue from account fee income is recognized when the Company fulfills its service obligations, and include fees charged for financial services such as account maintenance, transaction processing, and other related services.

Revenue from interest on loans is recognized over the loan period as earned. PCCU utilizes a fixed percentage fee structure, under which the Company receives a share of interest income from CRB-related loans.

Revenue from investment income is generated based on interest earned on daily deposit balances maintained with financial institutions. In addition, revenue is recognized from the Company’s Master Program Agreement. The Master Program Agreement is a non-exclusive and non-transferable right to implement and utilize the Safe Harbor Program.

Stock Compensation

The Company measures all equity-based payment arrangements to employees and directors in accordance with ASC 718, Compensation–Stock Compensation. The Company’s stock compensation cost is measured based on the fair value at the grant date of the stock-based award. It is recognized as expense on a straight-line basis over the requisite service period. Forfeitures are recognized as they occur. The Company estimates the fair value of each stock-based award on its measurement date using either the current market price of the stock or the Black-Scholes option valuation model, whichever is most appropriate. The Black-Scholes valuation model incorporates assumptions such as expected term of the instrument, volatility of the Company’s future share price, risk-free interest rate, future dividend yields, by reference to the underlying terms of the instrument, and the Company’s experience with similar instruments. Changes in assumptions used to estimate fair value could result in materially different results.

The expected volatility is based upon the Company’s historical stock price. The risk-free interest rates are based on quoted U.S. Treasury rates for securities with maturities approximating the awards’ expected lives. The expected term of the options granted is calculated based on the simplified method by taking the average of contractual term and vesting period of the awards. The expected dividend yield is zero as the Company has never paid dividends and does not currently anticipate paying any in the foreseeable future.

Fair Value Measurements

The Company utilizes the fair value hierarchy to apply fair value measurements. The fair value hierarchy is based on inputs to valuation techniques that are used to measure fair values that are either observable or unobservable. Observable inputs reflect assumptions market participants would use in pricing an asset or liability based on market data obtained from independent sources, while unobservable inputs reflect a reporting entity’s pricing based upon its own market assumptions. The basis for fair value measurements for each level within the hierarchy is described below:

Level 1 — Quoted prices for identical assets or liabilities in active markets.

Level 2 — Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; or model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 —Valuations derived from valuation techniques in which one or more significant inputs to the valuation model are unobservable.

Segment Reporting

The Company operates as one reportable segment under Accounting Standards Codification “ASC” 280, Segment Reporting. The chief operating decision maker, the Company’s Chief Executive Officer, regularly reviews the financial information of the Company at a consolidated level in deciding how to allocate resources and in assessing performance.

Concentration of Risk

Customers consist of financial institutions providing services to cannabis related business “CRBs”. Revenues are concentrated in the United States of America.

Currently, substantially all deposits are maintained at PCCU, and all transmissions of funds to or from these deposit accounts are handled directly by PCCU. The Company intends to expand our relationships with other financial institutions that similarly hold the CRB deposit accounts and handle transmissions of funds to and from the accounts. Although we do not directly hold the deposit accounts, the Company believes that account retention is a measure of our ability to efficiently and compliantly onboard, validate and monitor CRB accounts.

Recently Issued Accounting Standards

Accounting Standards Adopted Standards Income Taxes

In December 2023, the Financial Accounting Standards Board “FASB” issued Accounting Standards Update “ASU” ASU 2023-09, Income Taxes (Topic 740). This ASU requires public business entities to disclose in their annual rate reconciliation table additional categories of information about income taxes paid, including certain disclosures that would be disaggregated by jurisdiction and other categories. This ASU is effective for the year after December 15, 2024. Early adoption would be permitted. The Company has prospectively adopted this standard as of January 1, 2025, and the ASU has not had a material impact on the Company’s unaudited condensed consolidated financial statements.

In March 2024, the FASB issued ASU 2024-02, Codification Improvements: Amendments to Remove References to the Concepts Statements. Since the Concept Statements are not considered authoritative and do not establish GAAP, the ASU eliminates references to these statements from the codification. The amendments are effective for public entities for the years beginning after December 15, 2024, and for all other entities for the year beginning after December 15, 2025, with early adoption permitted. The Company has prospectively adopted this standard as of January 1, 2025, and the ASU has not had a material impact on the Company’s unaudited condensed consolidated financial statements.

In March 2024, the FASB issued ASU 2024-01 - Compensation—Stock Compensation (Topic 718): Scope Application of Profits Interest and Similar Awards. This standard clarifies whether profits interests and similar awards fall within the scope of stock-based compensation guidance as defined in ASC Topic 718, introducing examples to demonstrate this. The ASU includes scenarios where profits interest awards are classified as equity instruments or liability awards and situations where they fall outside ASC Topic 718, being accounted for under ASC Topic 710. The ASU is effective for years beginning after December 15, 2024, but early adoption is permitted. The Company has prospectively adopted this standard as of January 1, 2025, and the ASU has not had a material impact on the Company’s unaudited condensed consolidated financial statements.

Standards Pending to be Adopted

In November 2024, ASU 2024-03, Disaggregation of Income Statement Expenses, was issued and requires business entities to disaggregate certain income statement expense captions in the footnotes of the financial statements. Specifically, entities must provide disclosures that separately present expenses related to purchases of inventory, employee compensation, depreciation, intangible asset amortization, and depletion (including depreciation, depletion, and amortization for oil and gas producing activities). While this ASU does not change the presentation of expense captions on the face of the unaudited consolidated statements of operations, it requires detailed disclosures in the notes to the financial statements. The amendments are effective for the year beginning after December 15, 2026, and for interim periods within years beginning after December 15, 2027, with early adoption permitted. The Company will adopt this ASU prospectively and does not anticipate a material impact on its financial reporting as a result of adopting this ASU.

In November 2024, ASU 2024-04 — Debt — Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instrument. The amendments in this ASU are effective for all entities for annual reporting periods beginning after December 15, 2025, and interim periods within those annual reporting periods. Early adoption is permitted for all entities that have adopted the amendments in ASU 2020-06. If an entity early adopts in an interim reporting period, it must adopt as of the beginning of the annual reporting period that includes that interim reporting period. The Company will adopt this ASU prospectively and does not anticipate a material impact on its financial reporting as a result of adopting this ASU.

In January 2025, the FASB issued ASU 2025-01, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40). FASB issued this update to clarify the effective date of Accounting Standards Update No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. The amendment in this update applies to all public business entities but only potentially affects non-calendar year-end entities. The amendment in this update amends the effective date of Update 2024-03 to clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption of update is permitted. The Company will adopt this ASU prospectively and does not anticipate a material impact on its financial reporting as a result of adopting this ASU.

The Company will continue to monitor the development of these standards and intends to adopt them in accordance with their respective effective dates. Additional disclosures will be provided in future filings as the Company finalizes its assessment of these standards’ impacts.

Note 2. Basis of Presentation and Summary of Significant Accounting Policies

i. Use of Estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Material estimates that are particularly subject to change in the near term include the determination of the allowance for credit losses, valuation of deferred tax assets, and the fair value of financial instruments. Actual results could differ from the estimates.

ii. Basis of Presentation

The accompanying consolidated financial statements and related notes have been prepared on the accrual basis of accounting in conformity with GAAP and include the accounts of the Company, and its wholly-owned subsidiaries. The consolidated financial statements reflect all adjustments that, in the opinion of management, are necessary for the fair presentation of the Company’s results of operations and financial condition as of and for the periods presented. All intercompany balances and transactions have been eliminated in consolidation.

The Company has made certain immaterial reclassifications to the statements of operations for the year ended December 31, 2023, to conform to the presentation for the year ended December 31, 2024. These reclassifications, totaling $18,730 for the year ended December 31, 2023, were moved from ‘Interest Expense’ to ‘General and administrative expenses’.

The consolidated financial statements include the accounts of SHF Holdings, Inc. and its subsidiaries where the Company have controlling financial interests. All intercompany balances and transactions have been eliminated except that the par value per share remained $0.0001 per share.

iii. Reverse Stock Split

The Company effected a reverse stock split of 1-for-20 on March 14, 2025. Unless otherwise stated, all share and per share amounts for all periods presented have been adjusted to reflect the reverse stock split.

iv. Concentrations of Risk

The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of cash. Cash balances are maintained substantially in accounts at PCCU, which are insured by the National Credit Union Share Insurance Fund (“NCUSIF”) up to regulatory limits. From time to time, cash balances may exceed the NCUSIF insurance limit. The Company has not experienced any credit losses associated with its cash balances in the past.

In addition to providing compliance and related services for its financial institution partners, the Company offers services to businesses operating primarily in the cannabis industry as well as businesses offering cannabis adjacent services. Cannabis remains illegal under federal law, and therefore, strict enforcement of federal laws regarding cannabis would likely result in the Company inability to execute our business plan.

Currently the Company substantially relies on PCCU to hold CRB client deposits and fund its originated loans. The majority of the Company’s revenue is generated by deposits and loans hosted by PCCU pursuant to the Commercial Alliance Agreement (“PCCU CAA”) dated March 29, 2023 between PCCU and the Company, which was amended on December 31, 2024.

As of December 31, 2024 and 2023, the Company had only one loan on its balance sheet.

As of December 31, 2023, the Company had a total of twenty indemnified loans, three of which individually represented more than 10% of the total balance of indemnified loans. However, following the CAA amendment effective December 31, 2024, the Company is no longer responsible for these prior indemnifications. Therefore, no concentration related to indemnified loans existed as of December 31, 2024.

v. Segments

We have determined that our Chief Executive Officer (“CEO”) serves as the Chief Operating Decision Maker (“CODM”), who regularly reviews the financial performance of the business on a consolidated basis for the purposes of allocating resources and evaluating financial performance. The Company operates as one reportable segment and one operating segment, which focuses on providing financial services, particularly tailored to the cannabis industry.

In making this determination, we consider factors such as the nature of our operating activities, the organizational and reporting structure, and the information reviewed by the CODM to evaluate and allocate resources effectively. The CODM utilizes adjusted EBITDA as the primary measure to assess segment performance, considering revenue trends, operating expenses, and overall financial position when making strategic decisions. All of our assets are located within the United States.

vi. Liquidity and Going Concern

Liquidity refers to our ability to meet anticipated cash demands, including servicing debt, funding operations, maintaining assets, and covering other routine business expenses. Our primary cash outflows include debt principal and interest repayments, operating costs, and general business expenditures. The main source of our liquidity continues to be cash inflows generated from operational performance. As of December 31, 2024, the Company does not have significant capital investment commitments.

Going concern

Under Accounting Standards Codification (“ASC”) 205-40, Presentation of Financial Statements-Going Concern, the Company is responsible for evaluating whether conditions or events raise substantial doubt about its ability to meet future financial obligations within one year of the financial statement issuance date. This evaluation involves two steps: (1) assessing whether conditions or events raise substantial doubt about the Company’s ability to continue as a going concern, and (2) if substantial doubt is raised, evaluating whether the Company has plans to mitigate that doubt. Disclosures are required if substantial doubt exists or if the Company’s plans alleviate the doubt.

While the company reported a net working capital deficit of $983,833 at the end of 2024, this figure includes several non-cash liabilities that do not affect liquidity. After adjusting for these non-cash items and considering the cost of the Amended PCCU Note the adjusted working capital calculation is as follows:

Amount
Working capital deficit as on December 31, 2024	$(983,833)
Forward purchase agreement, net	2,725,359
Third anniversary payment consideration	322,000
Fees paid in 2025 on the Amended PCCU Note	(53,742)
Adjusted working capital as on December 31, 2024	$2,009,784

The Company has the following non-cash items on its balance sheet that impact the working capital calculation as reported, thus improving working capital:

-	Obligation under the Forward Purchase Agreement: As of December 31, 2024, the Company had a forward purchase receivable of $4,584,221 and a forward purchase derivative liability of $7,309,580, resulting in a net liability of $2,725,359. This liability can be settled in common stock at the Company’s discretion, offering flexibility to improve working capital, which is management plan and intention.
-	Obligation under the Third Anniversary Consideration Payment: As of December 31, 2024, the Company had an outstanding liability of $322,000, payable to the Abaca shareholders. This liability can also be settled in common stock at the Company’s discretion, providing further flexibility to enhance working capital, which is management plan and intention.

At December 31, 2024, the Company reported cash of $2,324,647 and a net working capital deficit of $983,833, compared to cash of $4,888,769 and a net working capital deficit of $135,355 as of December 31, 2023. The Company’s ability to continue as a going concern depends on its capacity to generate sufficient liquidity to meet financial obligations, including interest repayments under the senior secured note with PCCU. The Company incurred operating losses of $7,091,486 and $20,731,049 for the years ended December 31, 2024 and 2023, respectively.

The reported working capital deficit and operating losses, before adjustment for non-cash activity raises substantial doubt about the Company’s ability to continue as a going concern for a period of at least twelve months from the date these consolidated financial statements are issued.

Management’s Plan Related to Going Concern

To address these concerns, the Company has performed actions, including renegotiating its senior secured loan with PCCU. On January 29, 2025, the Company and PCCU entered into a letter agreement to defer the principal payments for February and March 2025 (the “Deferral Period”). While interest has been repaid during the Deferral Period, the note repayment schedule has been extended by an additional two months.

Furthermore, on March 1, 2025, the Company entered into an Amended PCCU Note with PCCU, modifying the outstanding principal of $10,748,408 with an interest rate of 4.25% per annum. The new repayment schedule includes interest-only payments from March 1, 2025, to January 5, 2027, followed by monthly principal and interest payments from February 5, 2027, to September 5, 2030, with the full loan balance due by October 5, 2030. This two-year deferment of principal has unlocked $6,437,050 in cash flow, significantly improving the Company’s liquidity position.

On December 31, 2024, as a result of the Amended PCCU Note, the Company excluded the short-term obligations of the PCCU Note totaling $2,883,167 from current liabilities and reclassified it as non-current liabilities.

In the first quarter of 2025, the Company commenced utilizing its stock-based compensation as an alternative to cash payments to attract and retain talent, the Board of Directors restructured their compensation towards stock-based compensation, and the Company has continued to reduce costs through lower headcount and other operational spend. The Company has established a budget and monitors its liquidity position and will make adjustments as needed.

Due to the uncertainty surrounding cash flows from operations, the management plans outlined above do not entirely resolve the uncertainty regarding the going concern assumption. As a result, management has determined that there remains substantial doubt about the Company’s ability to continue as a going concern for a period of at least twelve months from the date these consolidated financial statements are issued.

If the Company is not able to sustain its present level of operations, it may be forced to make reductions in spending, extend payment terms with suppliers, liquidate assets where possible, or suspend or curtail planned expansion programs. Any of these actions could materially harm the Company’s business, results of operations and future prospects.

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business, and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or amounts and classification of liabilities that may result should the Company not continue as a going concern as a result of this uncertainty.

vii. Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from financial institutions, and investments with maturities of three months or less.

viii. Accounts Receivable and Allowance for Credit losses

Accounts receivable are recorded based on account fee schedules. While fees are generated from individual CRB-related accounts, amounts are initially collected by the financial institution and remitted in the subsequent month. Accounts receivable - related party represents amounts due from PCCU under related party contracts disclosed in Note 8. The Company maintains allowances for doubtful accounts for estimated losses resulting from clients’ inability to make required payments. In accordance with the adoption of ASU 2016-13, the Company estimates anticipated losses from doubtful accounts using the current expected credit loss (CECL) model. This model considers both historical collection experience and forward-looking information, including changes in economic conditions that may not be reflected in historical trends, such as clients in bankruptcy, liquidation, or reorganization. The Company estimates losses based on days past due as measured from the contractual due date. Receivables are written off against the allowance for doubtful accounts when they are determined to be uncollectible. Such determination includes an analysis of the specific conditions of the account, including time intervals since last collection, customer performance against agreed-upon payment plans, solvency of the customer, and any bankruptcy proceedings.

As of December 31, 2024, and December 31, 2023, there were no recorded allowances for doubtful accounts on accounts receivable.

ix. Loans Receivable

CRB Loans that significantly support the Company’s operations are recognized as assets on the balance sheet. These loans, intended to be held either for the foreseeable future or until their maturity or full repayment, are recorded at their outstanding principal balance. This amount is adjusted for any credit loss allowances and net of any deferred loan origination fees and costs, as applicable, to reflect the net investment in these loans. The Company recognizes interest income on CRB Loans over the loan term using the simple-interest method based on outstanding principal amounts. This approach ensures a systematic recognition of income, aligning with the time value of money principle.

Interest income recognition is suspended when there is uncertainty regarding full loan repayment, such as in cases of loan impairment or when payments are overdue by ninety days or more. Loans under these conditions are placed on nonaccrual status. Any accrued interest not received by the time a loan is placed on nonaccrual is reversed from interest income. Subsequent interest payments on nonaccrual loans are recorded using either the cash basis or the cost recovery method until the loan meets the criteria for reclassification to accrual status.

Loans are returned to accrual status when they become current (less than ninety days past due) and when there is reasonable assurance of future payment compliance, evidenced by the full satisfaction of both principal and interest payments due.

Loans are assessed individually for potential charge-off, which typically occurs at the point of foreclosure. Charge-offs are executed to reflect the realizable value of loans that are deemed uncollectible.

The determination of a loan’s past-due status is based on its contractual repayment terms. Loans are either placed on nonaccrual status or charged-off ahead of their contractual delinquency dates if the collection of principal and interest is deemed doubtful, ceasing the recognition of interest income on such loans.

x. Allowance for Credit Losses (ACL) and Indemnification

The Company accounts for credit losses in accordance with ASC 326 - Financial Instruments - Credit Losses (CECL methodology), which replaces the incurred loss model with an expected credit loss approach. The allowance for credit losses (ACL) is established to reflect the estimated lifetime credit losses on financial assets carried at amortized cost, including loans held for investment. The ACL consists of an asset-specific component for individual loans with unique risk characteristics and a pooled component based on expected loss models, incorporating probability of default (PD) and loss given default (LGD). Given the evolving nature of cannabis-related lending and the absence of extensive historical industry data, the Company applies significant judgment to estimate credit losses using comparable non-cannabis loan data while adjusting for industry-specific risks.

The ACL estimation process incorporates macroeconomic conditions, economic forecasts, and reasonable future expectations. Expected credit losses are measured over the contractual term of the loans, adjusted for expected prepayments where applicable. Recoveries on previously charged-off loans are credited to the ACL upon collection.

The Company previously recorded an indemnity liability under ASC 460 - Guarantees related to its obligation to indemnify PCCU against credit losses on cannabis-related loans. This liability was measured using the same methodology as the ACL and included an assessment of potential losses from defaulted loans. However, following the execution of the Amended and Restated CAA on December 31, 2024, the Company is no longer obligated to indemnify PCCU for credit losses, resulting in the complete reversal of the indemnity liability into the statement of operations. As of December 31, 2024, the Company no longer has any outstanding indemnified loans.

xi. Property and Equipment, net

Property and equipment are recorded at historical cost, net of accumulated depreciation. Depreciation is provided over the assets’ useful lives on a straight-line basis 3-5 years for equipment and furniture and fixtures. Repairs and maintenance costs are expensed as incurred.

Management periodically assesses the estimated useful life over which assets are depreciated or amortized. If the analysis warrants a change in the estimated useful life of property and equipment, management will reduce the estimated useful life and depreciate or amortize the carrying value prospectively over the shorter remaining useful life.

The carrying amounts of assets sold or retired and the related accumulated depreciation are eliminated in the period of disposal and the resulting gains and losses are included in the results of operations during the same period.

The Company capitalizes certain costs related to software developed for internal-use, primarily associated with the ongoing development and enhancement of our technology platform. Costs incurred in the preliminary development and post-development stages are expensed. These costs are amortized on a straight-line basis over the estimated useful life of the related asset, generally five years.

xii. Right of Use Assets and Lease Liability

The Company has entered into lease agreements for a certain facility and certain items of equipment, which provide the right to use the underlying asset and require lease payments over the term of the lease. At inception of the lease agreement, the Company assesses whether the agreement conveys the right to control the use of an identified asset for a period in exchange for consideration, in which case it is classified as a lease. Each lease is further analyzed to check whether it meets the classification criteria of a finance or operating lease. All identified leases are recorded on the consolidated balance sheet with a corresponding lease right-of-use asset, net, representing the right to use the underlying asset for the lease term and the operating lease liabilities representing the obligation to make lease payments arising from the lease. The Company has elected not to recognize lease assets and lease liabilities for short-term leases (leases with a term of 12 months or less) and leases of low-value assets. Lease right-of-use assets, net and lease liabilities are recognized at the commencement date of the lease based on the present value of lease payments over the lease term and include options to extend or terminate the lease when they are reasonably certain to be exercised. The present value of lease payments is determined primarily using the incremental borrowing rate based on the information available as of the lease commencement date.

Lease expense for operating leases is recorded on a straight-line basis over the lease term and variable lease costs are recorded as incurred. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Finance lease interest expense is recognized based on an effective interest method and depreciation of assets is recorded on a straight-line basis over the shorter of the lease term and useful life of the asset. Both operating and finance lease right of use assets are reviewed for impairment, consistent with other finite lived assets, whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. After a right of use asset is impaired, any remaining balance of the asset is amortized on a straight-line basis over the shorter of the remaining lease term or the estimated useful life.

xiii. Goodwill and Other Intangible Assets

The Company’s methodology for allocating the purchase price of an acquisition is based on established valuation techniques that reflect the consideration of a number of factors, including a valuation performed by a third-party appraiser. Goodwill is measured as the excess of the cost of an acquired business over the fair value assigned to identifiable assets acquired and liabilities assumed.

Goodwill is tested for impairment at least annually, unless any events or circumstances indicate it is more likely than not that the fair value of the goodwill is less than its carrying value at the elected measurement date of December 31.

Goodwill is considered impaired when the estimated fair value of the reporting unit that was allocated the goodwill is less than its carrying value. If the estimated fair value of such reporting unit is less than its carrying value, goodwill impairment is recognized based on that difference, not to exceed the carrying amount of goodwill. A reporting unit is an operating segment or a component of an operating segment provided that the component constitutes a business for which discrete financial information is available and management regularly reviews the operating results of that component.

Finite-lived intangible assets are amortized over their estimated useful life, which is the period over which the assets are expected to contribute directly or indirectly to the future cash flows of the Company. Intangible assets should be tested for impairment at the time of a triggering event, if one were to occur. Finite-lived intangible assets may be impaired when the estimated undiscounted future cash flows generated from the assets are less than their carrying amounts.

xiv. Stock-based Compensation

The Company measures all equity-based payment arrangements to employees and directors in accordance with ASC 718, Compensation-Stock Compensation. The Company’s stock-based compensation cost is measured based on the fair value at the grant date of the stock-based award. It is recognized as expense on a straight-line basis over the requisite service period for the entire award. Forfeitures are recognized as they occur. The Company estimates the fair value of each stock-based award on its measurement date using either the current market price of the stock or Black-Scholes option valuation model, whichever is most appropriate. The Black-Scholes valuation model incorporates assumptions such as expected term of the instrument, volatility of the Company’s future share price, risk free rates, future dividend yields and estimated forfeitures at the initial grant date, by reference to the underlying terms of the instrument, and the Company’s experience with similar instruments. Changes in assumptions used to estimate fair value could result in materially different results.

The stock price of the Company has dropped significantly from the date of listing, based on which the Company has considered the expected volatility at 100% for the purpose of stock compensation. The risk-free interest rates are based on quoted U.S. Treasury rates for securities with maturities approximating the awards’ expected lives. The expected term of the options granted is calculated based on the simplified method by taking average of contractual term and vesting period of the awards. The expected dividend yield is zero as the Company has never paid dividends and does not currently anticipate paying any in the foreseeable future.

xv. Fair Value Measurements

The Company utilizes the fair value hierarchy to apply fair value measurements. The fair value hierarchy is based on inputs to valuation techniques that are used to measure fair values that are either observable or unobservable. Observable inputs reflect assumptions market participants would use in pricing an asset or liability based on market data obtained from independent sources, while unobservable inputs reflect a reporting entity’s pricing based upon its own market assumptions. The basis for fair value measurements for each level within the hierarchy is described below:

Level 1 - Quoted prices for identical assets or liabilities in active markets.

Level 2 - Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; or model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 - Valuations derived from valuation techniques in which one or more significant inputs to the valuation model are unobservable.

xvi. Revenue Recognition

SHF recognizes revenue in accordance with ASC Topic 606, Revenue from Contracts with Clients (“ASC 606”). The core principle of ASC 606 requires that an entity recognize revenue to depict the transfer of promised goods or services to clients in an amount that reflects the consideration to which SHF expects to be entitled in exchange for those goods or services. ASC 606 defines a five-step process to achieve this core principle including identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation.

Revenue is recorded at a point in time when the performance obligation is satisfied, and no contingencies exist. Revenue consists primarily of fees earned on deposit accounts such as bank account charges, onboarding income, account activity fee income and other miscellaneous fees.

Revenue from account fee income is recognized when the Company fulfills its service obligations, which include fees charged for financial services such as account maintenance, transaction processing, and other related services.

Revenue from interest on loans is recognized over the loan period as earned. The Company utilizes a fixed percentage fee structure, under which financial institutions receive a share of interest income from CRB-related loans.

Revenue from investment income is recognized based on interest earned on daily deposit balances maintained with financial institutions.

In addition, the Company recognizes revenue from the Master Program Agreement. The Master Program Agreement is a non-exclusive and non-transferable right to implement and utilize the Safe Harbor Program. The Safe Harbor Program has two performance obligations; an implementation fee recognized when the contract is effective and a service fee recognized ratable over the contract term as the compliance program is executed.

Amounts received in advance of the service being provided is recorded as a liability under deferred revenue on the consolidated balance sheets.

Clients consist of financial institutions providing services to CRBs. Revenues are concentrated in the United States of America.

xvii. Contract Assets / Contract Liabilities

A contract asset is the Company’s right to consideration in exchange for goods or services that the Company has transferred to a customer. Conversely, the Company recognizes a contract liability if the customer’s payment of consideration precedes the reporting entity’s performance.

As of December 31, 2024, the Company reported contract assets and contract liabilities of $0 and $28,335, respectively, from contracts with clients. As of December 31, 2023, the Company reported a contract asset and liability of $0 and $21,922, respectively.

xviii. Warrants Liabilities

The Company has four separate warrants including public, private, PIPE and Abaca and has evaluated each of the warrant arrangements separately in accordance with ASC 480 and 815, to determine classification as either equity instruments or liabilities based on the specific terms and features of each warrant. Warrants are recognized as equity if they are indexed to our own stock and meet the equity classification criteria in ASC 815-40. These warrants are recorded within stockholders’ equity at their issuance date and are not subsequently remeasured at fair value. Conversely, warrants that do not meet the criteria for equity classification under ASC 815-40 are classified as liabilities. Such warrants are initially recorded at fair value on the issuance date and are subject to remeasurement at each balance sheet date thereafter. Any changes in fair value are recognized in the statement of operations. None of our warrant contracts met criteria to be considered indexed to their own stock, and as a result, have each been accounted for as a liability financial instrument. The fair value of warrants classified as liabilities is determined using appropriate valuation models, such as the Black-Scholes model, which incorporates various inputs, including the current stock price, expected volatility, risk-free interest rate, and the expected term of the warrants.

xviii. Deferred consideration

In line with ASC Topic 815, “Derivatives and Hedging” (“ASC 815”), the Company treats the deferred consideration from the Abaca acquisition as a derivative liability, since it does not fulfill the equity classification criteria. As a result, this obligation is recognized as a liability on the balance sheet at fair value and is adjusted to reflect its fair value at the end of each reporting period. The liability will be reassessed at fair value on every balance sheet date until the obligation’s term concludes. Fluctuations in its fair value are recorded in the consolidated statements of operations.

xxi. Forward purchase derivative

The Company accounted for the forward purchase derivative in the business combination in accordance with the guidance contained in ASC Topic 815, the Company classifies the forward purchase derivative as an asset or liability carried at fair value and adjusts the forward purchase derivative to fair value at each reporting period. Under the terms of the contract, the forward purchase derivative may be settled in either cash or stock upon maturity, at the discretion of management. This derivative asset or liability is subject to re-measurement at each balance sheet date until the conditions under the forward purchase agreement are exercised or expire, and any change in fair value is recognized in the consolidated statement of operations. On December 31, 2022, a Monte-Carlo Simulation within a risk-neutral framework was used to estimate the forward purchase derivative’s fair value, assuming Geometric Brownian Motion for future stock prices. Values from each simulation path were determined per contractual terms and discounted by a matching risk-free rate. In 2023 and 2024, no FPA holder sales occurred, and no significant risk factor changes affecting FPA derivative values were noted. Consequently, management retained the December 31, 2022 valuation for year-end 2023 and 2024.

xx. Earnings Per Share

Basic and diluted earnings per share are computed and disclosed in accordance with ASC Topic 260, Earnings Per Share. The Company utilizes the two-class method to compute earnings available to common stockholders. Under the two-class method, earnings are adjusted by accretion amounts to redeemable noncontrolling interests recorded at redemption value. The adjustments represent dividend distributions, in substance, to the noncontrolling interest holder as the holders have contractual rights to receive an amount upon redemption other than the fair value of the applicable shares. As a result, earnings are adjusted to reflect this in substance distribution that is different from other common stockholders. In addition, the Company allocates net earnings to each class of common stock and participating security as if all of the net earnings for the period had been distributed. The Company’s participating securities consist of share-based payment awards that contain a non-forfeitable right to receive dividends and therefore are considered to participate in undistributed earnings with common stockholders (Refer to Note 14). Basic earnings per common share excludes dilution and is calculated by dividing net earnings allocated to common shares by the weighted-average number of common shares outstanding for the period. Diluted earnings per common share is calculated by dividing net earnings allocable to common shares by the weighted-average number of common shares outstanding for the period, as adjusted for the potential dilutive effect of non-participating share-based awards.

xxi. Income Tax

Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes. Deferred tax assets and liabilities are adjusted through the provision for income taxes as changes in tax laws or rates are enacted.

A valuation allowance is established when it is determined that it is more likely than not that some portion or all of the deferred tax assets may not be realized .

ASC Topic 740 also prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits, if any, as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2024 and December 31, 2023. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

xxii. Recently Issued Accounting Standards

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board, or FASB, or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the impact of recently issued standards that are not yet effective are not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

Adopted Standards

Segment Reporting

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280), requiring public entities to disclose significant segment expenses and other segment items. It also mandates that public entities provide, in interim periods, all disclosures related to a reportable segment’s profit or loss and assets that were previously required only annually.

Public entities with a single reportable segment must comply with all ASC 280 disclosure requirements, including significant segment expense disclosures. The guidance upon adoption has been applied retrospectively to all periods presented unless impractical.

This ASU applies to all public entities and is effective for fiscal years beginning after December 15, 2023, and for interim periods beginning after December 15, 2024. The Company has adopted ASU 2023-07, Segment Reporting (Topic 280) and applied disclosure requirements throughout the financial statements.

Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions

This Accounting Standard Update (ASU 2022-03) clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered when measuring fair value. Recognizing a contractual restriction on the sale of an equity security as a separate unit of account is not permitted. This ASU is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. The Company has prospectively adopted this standard during the year ended December 31, 2024, and the ASU has not had a material impact on the Company’s audited consolidated financial statements.

Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848

This Accounting Standard Update (ASU 2022-06) defers the Sunset Date of ASC Topic 848, Reference Rate Reform (Topic 848), which provides temporary optional relief in accounting for the impact of Reference Rate Reform. This ASU is effective upon issuance (December 21, 2022) and generally can be applied through December 31, 2024. The Company has prospectively adopted this standard during the year ended December 31, 2024, and the ASU has not had a material impact on the Company’s audited consolidated financial statements.

Investments-Equity Method and Joint Ventures

In March 2023, the FASB issued ASU 2023-02, Investments-Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Tax Credit Structures using the Proportional Amortization Method. The FASB issued final guidance allowing entities to apply the proportional amortization method to equity investments in all tax credit programs that meet the conditions in ASC 323-740, rather than just investments in qualified affordable projects that generate low-income housing tax credits, as was required under the legacy guidance. The guidance is effective for public business entities for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. The Company has prospectively adopted this standard during the year ended December 31, 2024, and the ASU has not had a material impact on the Company’s audited consolidated financial statements.

Standards Pending to be Adopted

Income Taxes

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740). This ASU requires public business entities to disclose in their rate reconciliation table additional categories of information about income taxes paid, including certain disclosures that would be disaggregated by jurisdiction and other categories. This ASU is effective for fiscal years after December 15, 2024. Early adoption would be permitted. The Company does not expect this ASU to have a material impact on its audited consolidated financial statements.

In January 2024, the FASB issued ASU 2024-01, Compensation-Stock Compensation (Topic 718): Scope Application of Profits Interests and Similar Awards, which clarifies the scope and application of profits interest awards under ASC 718 by providing illustrative guidance. The amendments apply to all entities that account for profits interest awards as compensation for services provided by employees or non-employees. The amendments are effective for fiscal years beginning after December 15, 2024, including interim periods within those years, for public entities, and for fiscal years beginning after December 15, 2025, for all other entities, with early adoption permitted. The Company will adopt this standard prospectively and is currently assessing the impact of adopting this guidance on its financial statements and related disclosures.

In March 2024, the FASB issued ASU 2024-02, Codification Improvements: Amendments to Remove References to the Concepts Statements. Since the Concept Statements are not considered authoritative and do not establish Generally Accepted Accounting Principles (GAAP), the ASU eliminates references to these statements from the codification. The amendments are effective for public entities for fiscal years beginning after December 15, 2024, and for all other entities for fiscal years beginning after December 15, 2025, with early adoption permitted. The Company will adopt this ASU prospectively and does not anticipate a material impact on its financial reporting as a result of adopting this ASU.

ASU 2024-03, Disaggregation of Income Statement Expenses, was issued in November 2024 and requires public business entities to disaggregate certain income statement expense captions in the footnotes of the financial statements. Specifically, entities must provide disclosures that separately present expenses related to purchases of inventory, employee compensation, depreciation, intangible asset amortization, and depletion (including depreciation, depletion, and amortization for oil and gas producing activities). While this ASU does not change the presentation of expense captions on the face of the income statement, it requires detailed disclosures in the notes to the financial statements. The amendments are effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. The Company will adopt this ASU prospectively and does not anticipate a material impact on its financial reporting as a result of adopting this ASU.

In November 2024, the FASB issued ASU 2024-04, Debt-Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments, which provides clarification on the accounting treatment of convertible debt settlements that occur under terms differing from those of the original instrument. The amendments specify that if the settlement is considered an induced conversion, an entity must recognize an inducement expense at the offer acceptance date. Conversely, if the settlement is treated as a debt extinguishment, an entity must recognize a gain or loss at the extinguishment date. This ASU is effective for all entities for fiscal years beginning after December 15, 2025, including interim periods within those years, with early adoption permitted. The Company will adopt this ASU prospectively and does not anticipate a material impact on its financial reporting as a result of adopting this ASU.

In January 2025, the FASB issued ASU 2025-01, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40). The Board is issuing this Update to clarify the effective date of Accounting Standards Update No. 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. The amendment in this Update applies to all public business entities but only potentially affects non-calendar year-end entities. The amendment in this Update amends the effective date of Update 2024-03 to clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption of Update 2024-03 is permitted. The Company will adopt this ASU prospectively and does not anticipate a material impact on its financial reporting as a result of adopting this ASU.

The Company will continue to monitor the development of these standards and intends to adopt them in accordance with their respective effective dates. Additional disclosures will be provided in future filings as the Company finalizes its assessment of these standards’ impacts.